Earnings per share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Share
18.    Earnings per share
Basic and diluted earnings per common share are computed by dividing net income/(loss) for the period by the weighted average number of shares outstanding during the period, excluding shares held in Treasury.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
		(as restated)		(as restated)
Net loss	$(36,744,722)	$(3,759,102)	$(153,976,295)	$(9,959,944)

Net loss per share basic and diluted	(0.14)	(0.02)	(0.62)	(0.05)

Weighted-average number of shares outstanding—basic and diluted	272,040,343	220,000,000	247,010,044	220,000,000

As of December 31, 2021, the Company does not have outstanding potential ordinary shares which can be converted in new shares, therefore, basic and diluted earnings per share are equivalent in the period as disclosed. As of September 30, 2022, 14,172,536 warrants were excluded from the weighted average number of shares, since their effect would have been anti-dilutive.